INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 27,100
Less: Accumulated amortization	(13,233)
Net book value	13,867
Current	5,552	$ 0
Non-current	8,315	$ 0
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Cost	18,900
Less: Accumulated amortization	(11,648)
Net book value	7,252
Current	2,982
Non-current	4,270
Assembled Workforce
Finite-Lived Intangible Assets [Line Items]
Cost	4,600
Less: Accumulated amortization	(460)
Net book value	4,140
Current	920
Non-current	3,220
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	3,600
Less: Accumulated amortization	(1,125)
Net book value	2,475
Current	1,650
Non-current	$ 825